SHAREHOLDERS' EQUITY - Schedule of Common Stock for Future Issuance (Details) - shares	Mar. 31, 2026	Dec. 31, 2025	Nov. 30, 2024
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)		13,336,400
Shareholder Lender
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)		27,509
RSUs
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)		450,916
2023 Plan
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	271,721	188,100
ESPP
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	62,419	62,419
2024 Inducement Plan
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	115,001	111,251	1
Common stock
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)		2,950,562
Pre-Funded Warrants
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)	9,545,643	9,545,643